General and administrative expenses - Breakdown of General and Administrative Expenses (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Detailed Information General And Administrative Expenses [Abstract]
Personnel	€ (7,503,343)	€ (5,775,619)	€ (13,750,840)	€ (10,804,858)
Professional fees	(3,281,897)	(1,686,774)	(6,855,363)	(4,290,920)
Insurance, facilities and office	(1,705,557)	(1,389,322)	(3,025,469)	(2,740,083)
Accounting, tax and auditing fees	(541,938)	(743,906)	(1,121,973)	(1,361,229)
Travel	(469,521)	(274,070)	(726,558)	(599,201)
Consulting fees	0	(28,497)	0	(76,065)
Other	(2,285,863)	(867,001)	(4,418,755)	(2,164,751)
Total	€ (15,788,119)	€ (10,765,189)	€ (29,898,958)	€ (22,037,107)